UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31,1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paloma Strategic Securities Ltd.
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   28-7282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Patrick Iuliano
Title:    Financial and Operations Principal
Phone:    203-861-8452
Signature, Place and Date of Signing:

    Patrick Iuliano   Greenwich, Connecticut  MAY 13,1999

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $170,771


List of Other Included Managers:

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASTRA AB - SPONS ADR A         ADR              046298105     7053   307500 SH       SOLE                   307500
ALKERMES CV PFD 6.50%          CVPFD            01642T405     1072    20000 SH       SOLE                    20000
<MRG>AMP INC                   COM              031897101     3697    69100 SH       SOLE                    69100
ASCEND COMMUNICATIONS INC      COM              043491109     7381    88200 SH       SOLE                    88200
AIRTOUCH COMM INC              COM              00949T100    12464   129000 SH       SOLE                   129000
AVIRON CV 5.75% 04/01/05       SDBCV            053762AC4     2575  3000000 PRN      SOLE                  3000000
AMERICAN EXPRESS COMPANY       COM              025816109      294     2500 SH       SOLE                     2500
CITIGROUP INC                  COM              172967101      639    10000 SH       SOLE                    10000
CKE REST CV 4.25% 3/15/4       SDBCV            12561EAB1     1938  2500000 PRN      SOLE                  2500000
COLTEC INDUSTRIES              COM              196879100      389    21400 SH       SOLE                    21400
OCCIDENTAL PETE SR A CV PFD $3 CVPFD            674599790     2481    50000 SH       SOLE                    50000
CYMER CV 3.50% 08/06/04        SDBCV            232572AC1     2407  3000000 PRN      SOLE                  3000000
EAGLE HARDWARE & GARDEN        COM              26959B101     7607   199200 SH       SOLE                   199200
FINANCIAL CV 4.5% 5/01/05      SDBCV            317492AC0     1358  1600000 PRN      SOLE                  1600000
R&B FALCON CORP                COM              74912E101      431    50000 SH       SOLE                    50000
FRED MEYER INC                 COM              592907109     7801   132500 SH       SOLE                   132500
FRONTIER CORP                  COM              35906P105     1038    20000 SH       SOLE                    20000
GEOCITIES                      COM              37247V106     2542    23200 SH       SOLE                    23200
GENERAL MOTORS CORP            COM              370442105      696     8000 SH       SOLE                     8000
HALTER CV 4.50% 09/15/04       SDBCV            40642YAC9      535  1000000 PRN      SOLE                  1000000
INTERGRATED CV 6.25% 9/15/04   SDBCV            45812KAD0     1470  2000000 PRN      SOLE                  2000000
LEVEL ONE COMMUNICATIONS INC   COM              527295109     1459    30000 SH       SOLE                    30000
LUCASVARITY PLC ADR            ADR              549395101     9158   198000 SH       SOLE                   198000
MACROCHEM CORP/DELAWARE        COM              555903103      294    31400 SH       SOLE                    31400
MEDIMMUNE CV 7.00% 7/01/03     SDBCV            584699AC6    24063  4000000 PRN      SOLE                  4000000
MORTON INTL INC                COM              619335102     5825   158500 SH       SOLE                   158500
NAB CV PF 7.875% UNIT          CVPFD            632525309    10738   337000 SH       SOLE                   337000
NETWORK ASSC CV 0% 2/13/18     SDBCV            640938AB2     1810  5000000 PRN      SOLE                  5000000
ORACLE CORP                    COM              68389X105      264    10000 SH       SOLE                    10000
PENNCORP FINL CV PFD $3.375    CVPFD            708094206      700    60900 SH       SOLE                    60900
PIONEER HI-BRED INTL INC       COM              723686101      376    10000 SH       SOLE                    10000
PLATINUM TECHNOLOGY INC        COM              72764T101      510    20000 SH       SOLE                    20000
PEAPOD INC                     COM              704718105      219    20000 SH       SOLE                    20000
QUADRAMED CV 5.25% 05/01/05    SDBCV            74730WAC5      697  1212000 PRN      SOLE                  1212000
TRANSOCEAN OFFSHORE INC        COM              893817106      288    10000 SH       SOLE                    10000
REMEDY CORP                    COM              759548100      490    35000 SH       SOLE                    35000
ROHM & HAAS CO                 COM              775371107      201     6000 SH  PUT  SOLE                        0
ROUSE CV 5.75% 7/23/02         SDBCV            779273AA9     7042  7336000 PRN      SOLE                  7336000
RAYCHEM CORP                   COM              754603108     4513   200000 SH       SOLE                   200000
SYSTEMS & COMP CV 5% 10/15/04  SDBCV            871873AB1      534   750000 PRN      SOLE                   750000
SEALED AIR CV PFD $2.00 - SR A CVPFD            81211K209     3626    73500 SH       SOLE                    73500
SEPRACOR CV 7% 12/15/05 144A   SDBCV            817315AF1      292   250000 PRN      SOLE                   250000
SUNDSTRAND CORP                COM              867323107     9035   130000 SH       SOLE                   130000
SONAT INC                      COM              835415100     1763    58750 SH       SOLE                    58750
SYMANTEC CORP                  COM              871503108      847    50000 SH       SOLE                    50000
TALK.COM INC                   COM              874264104      418    40000 SH       SOLE                    40000
UNISYS CORP CV PFD 3.75% SR A  CVPFD            909214207     1244    24051 SH       SOLE                    24051
US FILTER CORP                 COM              911843209     4992   163000 SH       SOLE                   163000
VANGUARD CELLULAR SYS CL-A     COM              922022108     2559    93700 SH       SOLE                    93700
WORLD COLOR CV 6.00% 10/01/07  SDBCV            981443AA2     2681  3000000 PRN      SOLE                  3000000
EXCITE INC                     COM              300904109     2016    14400 SH       SOLE                    14400
EXXON CORP                     COM              302290101     2568    36400 SH       SOLE                    36400
XYLAN CORP                     COM              984151100     3681   100000 SH       SOLE                   100000